RETIREMENT BENEFIT OBLIGATIONS - Schedule of Movement in Retirement Benefit Net Amounts Recognized in Balance Sheet (Details) - Amounts recognised in the balance sheet - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Net amount recognised in the balance sheet
At 1 January	£ 4,301
At 31 December	3,697	£ 4,301
Defined benefit pension schemes
Net amount recognised in the balance sheet
At 1 January	4,404	1,578
Net defined benefit pension charge	(123)	(234)
Actuarial gains on defined benefit obligation	17,222	1,267
Return on plan assets	(20,302)	449
Employer contributions	2,530	1,344
Exchange and other adjustments	1	0
At 31 December	£ 3,732	£ 4,404